Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

Fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  ASC Topic 820 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1: Quoted prices (unadjusted) or identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company bases fair value of assets and liabilities on quoted market prices, prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.  If such information is not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality and the Company’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes the company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.  Furthermore, the reported fair value amounts have not been comprehensively revalued since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the amount presented herein.  A more detailed description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Financial Assets and Liabilities

The Company used the following methods and significant assumptions to estimate fair value for financial assets and liabilities measured on a recurring basis.

Securities Available for Sale.  Securities available for sale are reported at fair value utilizing Level 1, Level 2, and Level 3 inputs.  The fair value of securities available for sale is determined by utilizing a market approach by obtaining quoted prices on nationally recognized securities exchanges (other than forced or distressed transactions) that occur in sufficient volume or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.  If such measurements are unavailable, the security is classified as Level 3.  Significant judgment is required to make this determination.

The Company utilizes a third party pricing service provider to value its Level 1 and Level 2 investment securities.  Annually, the Company obtains an independent auditor’s report from its third party pricing service provider regarding its controls over investment securities.  Although no control deficiencies were noted, the report did contain caveats and disclaimers regarding the pricing information, such as the Company should review fair values for reasonableness.  On a quarterly basis, the Company selects a sample of its debt securities and reprices those securities with a third party that is independent of the primary pricing service provider to verify the reasonableness of the fair values. In addition, the Company selects a sample of securities and reviews the underlying support from the primary pricing service provider.

The Company has determined that its pooled trust preferred securities are priced using Level 3 inputs in accordance with ASC Topic 820 and guidance issued by the SEC.  The Company has determined that there are few observable transactions and market quotations available for pooled trust preferred securities and they are not reliable for purposes of determining fair value of trust preferred securities held at December 31, 2014.  Due to these circumstances, the Company has elected to utilize an income valuation approach produced by a third party pricing source.  This third party model utilizes deferral and default probabilities for the underlying issuers, estimated prepayment rates and assumes no future recoveries of any defaults or deferrals.  The Company then compares the values provided by the third party model with other external sources.  At such time as there are observable transactions or quoted prices that are associated with an orderly and active market for pooled trust preferred securities, the Company will incorporate such market values in its estimate of fair values for these securities.

Derivatives. Derivatives are reported at fair value utilizing Level 2 inputs.  The Company utilizes a market approach by obtaining dealer quotations to value its customer interest rate swaps.  The Company’s derivatives are included within its Other Assets and Other Liabilities in the accompanying consolidated balance sheets. Derivative assets are typically secured through securities with financial counterparties or cross collateralization with a borrowing customer. Derivative liabilities are typically secured through the Company pledging securities to financial counterparties or, in the case of a borrowing customer, by the right of setoff. The Company considers such factors such as the likelihood of default by itself and its counterparties, right of setoff, and remaining maturities in determining the appropriate fair value adjustments. All derivative counterparties approved by the Company's Asset and Liability Committee ("ALCO") are regularly reviewed, and appropriate business action is taken to adjust the exposure to certain counterparties, if necessary. Counterparty exposure is evaluated by netting positions that are subject to master netting agreements, as well as considering the amount of marketable collateral securing the position. This approach used to estimate impacted exposures to counterparties is also used by the Company to estimate its own credit risk in derivative liability positions. To date, no material losses have been incurred due to a counterparty's inability to pay any undercollateralized position. There was no significant change in the value of derivative assets and liabilities attributed to credit risk during the year ended December 31, 2014.

The Company may be required, from time to time, to measure certain financial assets and financial liabilities at fair value on a nonrecurring basis.  Financial assets measured at fair value on a nonrecurring basis include impaired loans reported at the fair value of the underlying collateral if repayment is expected solely from the collateral.  Collateral values are estimated using Level 2 inputs based on observable market data for real estate collateral or Level 3 inputs for non-real estate collateral.  The following table presents assets and liabilities measured at fair value (in thousands):

	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
December 31, 2014
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$1,827	$—	$1,827	$—
Obligations of states and political subdivisions	42,096	—	42,096	—
Mortgage-backed securities:
U.S. Government agencies	187,328	—	187,328	—
Private label	1,704	—	1,704	—
Trust preferred securities	9,036	—	7,165	1,871
Corporate securities	7,317	—	7,317	—
Marketable equity securities	3,213	3,213	—	—
Investment funds	1,522	1,522	—	—
Derivative assets	10,253	—	10,253	—

Financial Liabilities
Derivative liabilities	10,253	—	10,253	—

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$6,517	$—	$—	$6,517	$(153)
Other real estate owned	8,179	—	—	8,179	(464)

December 31, 2013
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$2,365	$—	$2,365	$—
Obligations of states and political subdivisions	41,548	—	41,548	—
Mortgage-backed securities:
U.S. Government agencies	278,108	—	278,108	—
Private label	2,197	—	2,197	—
Trust preferred securities	13,156	—	9,269	3,887
Corporate securities	9,128	—	9,128	—
Marketable equity securities	4,673	4,673	—	—
Investment funds	1,485	1,485	—	—
Derivative assets	3,538	—	3,538	—

Financial Liabilities
Derivative liabilities	3,538	—	3,538	—

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$11,714	$—	$—	$11,714	$(880)
Other real estate owned	8,470	—	—	8,470	(1,108)

The table below presents a reconcilement of the Company’s financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	December 31,
	2014	2013

Beginning balance	$3,887	$2,385
Impairment losses on investment securities	—	—
Included in other comprehensive income	(1,862)	4,280
Dispositions	(154)	(2,778)
Transfers into Level 3	—	—
Ending Balance	$1,871	$3,887

The Company utilizes a third party model to compute the present value of expected cash flows which considers the structure and term of each of the five respective pooled trust preferred securities and the financial condition of the underlying issuers.  Specifically, the third party model details interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes. The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities. For issuing banks that have defaulted, management generally assumes no recovery. For issuing banks that have deferred its interest payments, management excludes the collateral balance associated with these banks and assumes no recoveries of such collateral balance in the future. The exclusion of such issuing banks in a current deferral position is based on such bank experiencing a certain level of financial difficulty that raises doubt about its ability to satisfy its contractual debt obligation, and accordingly, the Company excludes the associated collateral balance from its estimate of expected cash flows. Other assumptions used in the estimate of expected cash flows include expected future default rates and prepayments. Specifically, the model assumes annual prepayments of 1.0% with 100% at maturity and assumes 150 basis points of additional annual defaults from banks that are currently not in default or deferral.  In addition, the model assumes no recoveries except for one trust preferred security which assumes that one of the banks currently deferring or in default will cure such positions.

The table below presents a reconcilement of the Company's financial assets and liabilities measured at fair value on a nonrecurring basis using significant unobservable inputs (Level 3), which solely relates to impaired loans that were remeasured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral (in thousands).  The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows.  The significant unobservable inputs used in the fair value measurement of collateral for collateral-dependent impaired loans primarily relate to discounts applied to the customers’ reported amount of collateral.  The amount of collateral discount depends upon the marketability of the underlying collateral.  During December 31, 2014 and 2013, collateral discounts ranged from 20% to 30%. During December 31, 2014 and 2013, the Company had no Level 2 financial assets and liabilities that were measured on a nonrecurring basis.

	Year ended December 31,
	2014	2013

Beginning balance	$11,714	$10,679

Loans classified as impaired during the period	—	3,030
Specific valuation allowance allocations	—	(750)
	—	2,280

(Additional) reduction in specific valuation allowance allocations	628	(130)
Paydowns, payoffs, other activity	(5,825)	(1,115)
Ending balance	$6,517	$11,714

Non-Financial Assets and Liabilities

The Company has no non-financial assets or liabilities measured at fair value on a recurring basis.  Certain non-financial assets measured at fair value on a non-recurring basis include other real estate owned (“OREO”), which is measured at the lower of cost or fair value, and goodwill and other intangible assets, which are measured at fair value and evaluated at least annually for impairment. The table below presents OREO that was remeasured and reported at fair value based on significant unobservable inputs (Level 3) (in thousands):

	2014	2013

Beginning Balance	$8,470	$8,162
OREO remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	5,746	7,012
Charge-offs recognized in the allowance for loan losses	—	(1,565)
Fair value	5,746	5,447
OREO remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	1,632	2,832
Fair value	1,168	1,724
Write-downs included in other non-interest expense	(464)	(1,108)

Acquired	—	3,492
Disposals	(5,573)	(7,523)
Ending Balance	$8,179	$8,470

Based on the Company's annual assessment for impairment in the recorded value of goodwill and indefinite lived intangible assets, no impairment was recorded during the years ended December 31, 2014 and 2013.

ASC Topic 825 “Financial Instruments” as amended, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including discount rate and estimate of future cash flows.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.  ASC Topic 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following methods and assumptions were used in estimating fair value for financial instruments:

Cash and cash equivalents: Due to their short-term nature, the carrying amounts reported in the Consolidated Balance Sheets approximate fair value.

Securities: The fair value of securities are generally based on quoted market prices or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

Other securities: It is not practicable to determine the fair value of the Company's other securities, which consist of FRB and FHLB stock, due to restrictions placed on its transferability.

Net loans:  The fair value of the loan portfolio is estimated by discounting the expected future cash flows using the current interest rates at which similar loans would be made to borrowers for the same remaining maturities. Loans were first segregated by type such as commercial, real estate and consumer, and were then further segmented into fixed, adjustable and variable rate categories. Expected future cash flows were projected based on contractual cash flows, adjusted for estimated prepayments.

Accrued interest receivable: The carrying amount of accrued interest receivable approximates fair value.

Deposits: The fair values of demand deposits (e.g., interest and noninterest-bearing checking, regular savings, and other money market demand accounts) are, by definition, equal to their carrying values. The fair values of time deposits were estimated using discounted cash flow analyses. The discount rates used were based on rates currently offered for deposits with similar remaining maturities. The fair values of the time deposit liabilities do not take into consideration the value of the Company’s long-term relationships with depositors, which may have significant value.

Short-term debt: Securities sold under agreements to repurchase represent borrowings with original maturities of less than 90 days. The carrying amount of borrowings under purchase agreements approximate their fair value.

Long-term debt: The fair value of long-term borrowings is estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements and market conditions of similar debt instruments.

Commitments and letters of credit: The fair values of commitments are estimated based on fees currently charged to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties’ credit standing.  The fair value of letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date.  The amounts of fees currently charged on commitments and letters of credit are deemed insignificant, and therefore, the estimated fair values and carrying values have not been reflected in the following table.

The following table represents the estimates of fair value of financial instruments (in thousands). This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization. For financial liabilities such as noninterest-bearing demand, interest-bearing demand and savings deposits, the carrying amount is a reasonable estimate of fair value due to these products having no stated maturity.

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2014
Assets:
Cash and cash equivalents	$148,228	$148,228	$148,228	$—	$—
Securities available-for-sale	254,043	254,043	4,735	247,437	1,871
Securities held-to-maturity	90,786	94,191	—	94,191	—
Other securities	9,857	9,857	—	9,857	—
Net loans	2,631,916	2,638,911	—	—	2,638,911
Accrued interest receivable	6,826	6,826	6,826	—	—
Derivative assets	10,253	10,253	—	10,253	—

Liabilities:
Deposits	2,872,787	2,879,126	1,846,124	1,033,002	—
Short-term debt	134,931	134,934	—	134,934	—
Long-term debt	16,495	16,464	—	16,464	—
Derivative liabilities	10,253	10,253	—	10,253	—

December 31, 2013
Assets:
Cash and cash equivalents	$85,876	$85,876	$85,876	$—	$—
Securities available-for-sale	352,660	352,660	6,158	342,615	3,887
Securities held-to-maturity	4,117	5,335	—	5,335	—
Other securities	13,343	13,343	—	13,343	—
Net loans	2,585,622	2,609,524	—	—	2,609,524
Accrued interest receivable	6,866	6,866	6,866	—	—
Derivative assets	3,538	3,538	—	3,538	—

Liabilities:
Deposits	2,785,133	2,793,620	1,707,527	1,086,093	—
Short-term debt	137,798	137,801	—	137,801	—
Long-term debt	16,495	16,495	—	16,495	—
Derivative liabilities	3,538	3,538	—	3,538	—